ALPHA ARCHITECT VALUE MOMENTUM TREND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.1%	Shares	Value
Alpha Architect International Quantitative Momentum ETF(a)	139,928	$3,866,211
Alpha Architect International Quantitative Value ETF(a)(b)	203,596	5,075,648
Alpha Architect US Quantitative Momentum ETF(a)(b)(c)	140,476	8,184,132
Alpha Architect US Quantitative Value ETF(a)(b)(c)	214,204	9,182,925
TOTAL EXCHANGE TRADED FUNDS (Cost $23,109,765)		26,308,916

SHORT-TERM INVESTMENTS - 2.7%
Investments Purchased with Proceeds from Securities Lending - 1.8%
First American Government Obligations Fund - Class X, 5.23%(d)	479,400	479,400

Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.23%(d)	226,284	226,284
TOTAL SHORT-TERM INVESTMENTS (Cost $705,684)		705,684

TOTAL INVESTMENTS - 101.8% (Cost $23,815,449)		$27,014,600
Liabilities in Excess of Other Assets - (1.8%)		(485,134)
TOTAL NET ASSETS - 100.0%		$26,529,466

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $468,684 which represented 1.8% of net assets
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$26,308,916	$—	$—	$26,308,916
Investments Purchased with Proceeds from Securities Lending	479,400	—	—	479,400
Money Market Funds	226,284	—	—	226,284
Total Investments	$27,014,600	$—	$—	$27,014,600
Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Alpha Architect Value Momentum Trend ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2024:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$10,585,702	$12,112,351	$5,004,121	$6,892,370	$34,594,543
Purchases	2,351,266	1,278,215	5,634,688	593,473	9,857,642
Proceeds from Sales	(5,130,922)	(9,247,527)	(3,974,630)	(4,499,139)	(22,852,218)
Net Realized Gains (Losses)	1,083,888	(688,383)	1,090,782	310,133	1,796,420
Change in Unrealized Appreciation (Depreciation)	292,991	1,620,992	429,171	569,374	2,912,529
Value, End of Period	$9,182,925	$5,075,648	$8,184,132	$3,866,211	$26,308,916
Dividend Income	131,508	266,183	43,077	182,235	623,003

Shares, Beginning of Period	285,252	513,468	116,054	281,078
Number of Shares Purchased	58,542	56,260	100,255	24,508
Number of Shares Sold	(129,590)	(366,132)	(75,833)	(165,658)
Shares, End of Period	214,204	203,596	140,476	139,928
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